Segment Information, Information by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Sales to external customers by geographic region [Abstract]
Sales	$ 265,583	$ 286,890	$ 269,546
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	39,722	39,364
Lease ROU assets	10,758	0
Intangible assets	17,616	21,654
Goodwill	40,290	38,648	39,892
United States [Member]
Sales to external customers by geographic region [Abstract]
Sales	99,595	106,607	100,225
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	6	7
Lease ROU assets	1,857	0
Intangible assets	0	0
Goodwill	0	0
Canada [Member]
Sales to external customers by geographic region [Abstract]
Sales	16,508	15,913	18,425
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	29,801	29,517
Lease ROU assets	0	0
Intangible assets	5,338	5,675
Goodwill	17,827	17,487
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	13,379	21,391	16,743
Americas [Member]
Sales to external customers by geographic region [Abstract]
Sales	129,482	143,911	135,393
Europe, Middle East and Africa [Member]
Sales to external customers by geographic region [Abstract]
Sales	79,870	92,723	84,677
Finland [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	487	331
Lease ROU assets	153	0
Intangible assets	455	446
Goodwill	8,713	8,547
France [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	2,027	1,896
Lease ROU assets	3,526	0
Intangible assets	9,971	12,788
Goodwill	6,055	5,600
United Kingdom [Member]
Sales to external customers by geographic region [Abstract]
Sales	16,170	16,438	17,508
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	488	640
Lease ROU assets	544	0
Intangible assets	1,808	2,706
Goodwill	7,695	7,014
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	63,700	76,285	67,169
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	45	57
Lease ROU assets	402	0
Intangible assets	2	0
Goodwill	0	0
India [Member]
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	4,083	4,249
Lease ROU assets	65	0
Intangible assets	18	23
Goodwill	0	0
China [Member]
Sales to external customers by geographic region [Abstract]
Sales	35,727	27,620	20,724
Long-lived assets by geographical region [Abstract]
Property, plant and equipment	2,785	2,667
Lease ROU assets	4,211	0
Intangible assets	24	16
Goodwill	0	0
Other [Member]
Sales to external customers by geographic region [Abstract]
Sales	20,504	22,636	28,752
Asia Pacific [Member]
Sales to external customers by geographic region [Abstract]
Sales	$ 56,231	$ 50,256	$ 49,476